Intangibles (Other intangibles, narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5.3	$ 5.3	$ 10.6	$ 10.6